COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2003 Sugar Refinery Site in Hawaii [Member]	Dec. 31, 2010 Standby letters of credit [Member]		Dec. 31, 2010 Performance and customs bonds [Member]		Dec. 31, 2010 Benefit plan withdrawal obligations [Member]		Dec. 31, 2010 Guarantee of bond obligations of joint venture [Member]	Dec. 31, 2010 Guarantee of bond obligations of joint venture under mutual indemnification agreements [Member]	Dec. 31, 2010 Guarantee of loan of joint venture [Member]	Dec. 31, 2010 Long-term water lease request [Member] Acre	May 31, 2010 Petitions filed requesting IIFS in East Maui streams [Member]	Sep. 25, 2008 Petitions filed requesting IIFS in East Maui streams [Member]	May 24, 2001 Petitions filed requesting IIFS in East Maui streams [Member]	Dec. 31, 2010 Petitions filed requesting IIFS in West Maui streams [Member]	Jun. 30, 2010 Petitions filed requesting IIFS in West Maui streams [Member]	Jun. 25, 2004 Petitions filed requesting IIFS in West Maui streams [Member]	Feb. 28, 2011 EPA standards for controlling emissions [Member]
Loss Contingencies [Line Items]
Guarantor obligations, maximum exposure		$ 19	[1]	$ 31	[2]			$ 15	$ 6	$ 10
Estimate of possible loss						99	[3]
Letters of credit amount that enables qualification as self-insurer		8
Letter of credit amount related to real estate business		11
Bonds related to real estate construction projects				17
U.S. customs bonds guarantees				13
Bonds related to transportation and other matters				1
Surety bonds outstanding								52
Value of work completed								37
Period of extension option (in years)										1Y
Watershed lands in East Maui owned (in acres)											16,000
Number of water licenses held and extended as revocable permits											4
Additional watershed lands accessible by licenses (in acres)											30,000
Capacity of irrigation water supplied by additional watershed lands (in hundredths)											58.00%
Number of organizations that filed a petition to establish IIFS																	2
Number of streams for which IIFS was requested														27			4
Number of petitions on which the Water Commission took action												19	8			2
Approximate percentage of irrigation water provided by the West Maui irrigation system (in hundredths)															15.00%
Number of boilers impacted by EPA standards																		3
Site Contingency [Line Items]
Payments made for environmental remediation costs	1.6
Accrued obligation for environmental remediation costs	$ 2

[1]	Consists of standby letters of credit, issued by the Company's lenders under the Company's revolving credit facilities. Approximately $8 million of the letters of credit are required to allow the Company to qualify as a self insurer for state and federal workers' compensation liabilities. The balance includes approximately $11 million related to the Company's real estate business. In the event the letters of credit are drawn upon, the Company would be obligated to reimburse the issuer of the letter of credit. None of the letters of credit has been drawn upon to date, and the Company believes it is unlikely that any of these letters of credit will be drawn upon.
[2]	Consists of approximately $17 million of construction bonds related to real estate projects in Hawaii, approximately $13 million in U.S. customs bonds, and approximately $1 million related to transportation and other matters. In the event the bonds are drawn upon, the Company would be obligated to reimburse the surety that issued the bond. None of the bonds has been drawn upon to date, and the Company believes it is unlikely that any of these bonds will be drawn upon.
[3]	Represents the withdrawal liabilities for multiemployer pension plans, in which Matson is a participant. The withdrawal liability aggregated approximately $99 million as of the most recent valuation date. Management has no present intention of withdrawing from and does not anticipate termination of any of the aforementioned plans.